Long-term Investments	12 Months Ended
Dec. 31, 2011
Financial Instruments:
Long-term Investments

8.               LONG-TERM INVESTMENTS

Long-term investments are comprised of:

	December 31, 2011	December 31, 2010
Equity method investments in related parties	8,150	8,764
Available-for-sale securities	2,923	5,512
Cost method investments	8,500	6,641
Other	2,574	2,471
Total other long-term investments	13,997	14,624
Total long-term investments	22,147	23,388

The proceeds from sale of available-for-sale securities and the gross realized gains that have been included in earnings as a result of this sale in 2011 comprised $nil ($9,346 and $1,411, respectively, during 2010).

(a)        Equity method investments

Equity method investments are comprised of:

	Percent voting shares held at		Investment carrying value at
Investee	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
Mechel Somani Carbon (Mining segment)	51%	–	528	–
TPTU (Mining segment)	40%	40%	4,323	4,297
TRMZ (Mining segment)	25%	25%	2,324	2,435
RIKT (Mining segment)	36%	36%	975	2,032
Total equity method investments			8,150	8,764

Mechel Somani Carbon Private Limited shares are owned by Mechel Carbon AG. The core business is distribution of metallurgical coals on the Indian market. The non-controlling interest holders of 49% of the shares have substantive participating rights.

TPTU (Tomusinskiy Transportation Management Center) shares are owned by SKCC. The core business is provision of transportation services both to the Group’s subsidiaries and third parties.

TRMZ (Tomusinskiy Auto Repair Shop) shares are owned by SKCC and its subsidiaries. TRMZ provides repair services to the Group’s subsidiaries.

RIKT (Russian-Italian Telephone Company) shares are owned by SKCC and its subsidiaries. The core business is provision of communication services both to the Group’s subsidiaries and third parties.

Summarized unaudited financial information on equity method investees as of December 31, 2011, 2010 and 2009 and for the years then ended is as follows:

Income data	2011 (unaudited)	2010 (unaudited)	2009 (unaudited)
Revenues and other income	43,255	33,767	98,547
Operating income	5,074	2,906	7,824
Net income	3,146	1,894	3,572

Balance sheet data	At December 31, 2011 (unaudited)	At December 31, 2010 (unaudited)
Current assets	20,065	14,268
Non-current assets	14,750	15,861
Current liabilities	8,106	3,836
Non-current liabilities	651	549

The following table shows movements in the equity method investments:

December 31, 2008	79,387
Translation difference	2,374
Dividends	(11)
Share in net income	1,200
December 31, 2009	82,950

Investment in Nerungribank	1,924
Disposal of Nerungribank	(4,913)
Effect of consolidation of TPP Rousse	(74,748)
Translation difference	2,367
Share in net income	1,184
December 31, 2010	8,764
Capital contribution in affilates	571
Translation difference	(555)
Dividends	(934)
Share in net income	304
December 31, 2011	8,150

During the years ended December 31, 2011, 2010 and 2009, the Group received cash dividends of $934, $nil and $11, respectively.

(b)        Cost method investments

Cost method investments represent investments in equity securities of various Russian companies, where the Group has less than a 20% equity interest and no significant influence. As shares of those Russian companies are not publicly traded, their market value is not available and the investment is recorded at cost.

The investments were not evaluated for impairment because the Group did not identify any events or changes in circumstances that may have a significant effect on the fair value of these investments.

(c)            Available-for-sale securities

Investments in available-for-sale securities were as follows as of December 31, 2011:

	Cost	Fair value	Unrealized gains	Unrealized losses
Equity securities	6,104	2,923	–	(3,181)
Total available-for-sale securities	6,104	2,923	–	(3,181)

Investments in available-for-sale securities were as follows as of December 31, 2010:

	Cost	Fair value	Unrealized gains	Unrealized losses
Equity securities	6,448	5,512	–	(936)
Total available-for-sale securities	6,448	5,512	–	(936)

As of December 31, 2011 and 2010, available-for-sale securities represented investments into equity securities of well-established Russian energy companies.